UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                      as of July 31, 2016 (Unaudited)

Deutsche Global Income Builder Fund

		Shares	Value ($)
Common Stocks 59.8%
Consumer Discretionary 4.7%
Automobiles 0.6%
Mazda Motor Corp.		130,300	1,976,177
Toyota Motor Corp.		47,800	2,761,143
			4,737,320
Hotels, Restaurants & Leisure 0.4%
Dawn Holdings, Inc.* (a)		3	5,542
Galaxy Entertainment Group Ltd.		474,200	1,576,918
McDonald's Corp.		2,900	341,185
SJM Holdings Ltd.		2,003,300	1,249,739
			3,173,384
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*		5,200	3,945,812
Media 1.6%
Altice NV "B"*		52,500	776,242
Comcast Corp. "A"		99,400	6,684,650
Discovery Communications, Inc. "A"* (b)		36,900	925,821
Liberty Braves Group "C"*		6,900	110,262
Liberty Media Group "C"*		17,250	386,745
Liberty SiriusXM Group "C"*		69,000	2,432,250
Twenty-First Century Fox, Inc. "B"		67,700	1,829,931
Walt Disney Co. (b)		4,800	460,560
			13,606,461
Multiline Retail 0.4%
Dollarama, Inc.		41,500	3,068,518
Specialty Retail 1.2%
Dixons Carphone PLC		582,400	2,693,866
Home Depot, Inc.		42,700	5,902,848
Kingfisher PLC		355,900	1,584,026
			10,180,740
Consumer Staples 8.2%
Beverages 1.2%
Coca-Cola Co.		166,500	7,264,395
PepsiCo, Inc.		25,904	2,821,464
			10,085,859
Food & Staples Retailing 0.6%
Costco Wholesale Corp.		30,000	5,016,600
Food Products 2.9%
General Mills, Inc.		96,100	6,908,629
Kellogg Co.		68,600	5,673,906
Kerry Group PLC "A"		42,100	3,603,041
McCormick & Co., Inc. (b)		58,000	5,930,500
Orkla ASA		178,300	1,654,693
			23,770,769
Household Products 2.6%
Church & Dwight Co., Inc.		20,700	2,033,568
Clorox Co.		42,400	5,557,368
Kimberly-Clark Corp.		56,200	7,280,710
Procter & Gamble Co.		72,532	6,208,014
			21,079,660
Tobacco 0.9%
Altria Group, Inc.		7,300	494,210
Philip Morris International, Inc.		69,200	6,937,992
			7,432,202
Energy 3.8%
Energy Equipment & Services 0.6%
Technip SA		81,900	4,571,345
WorleyParsons Ltd.		77,400	434,092
			5,005,437
Oil, Gas & Consumable Fuels 3.2%
Delek Group Ltd.		11,900	2,477,441
Exxon Mobil Corp.		59,200	5,265,840
Inpex Corp.		270,700	2,166,449
Lundin Petroleum AB*		156,800	2,594,704
Repsol SA		279,200	3,519,443
Royal Dutch Shell PLC "B"		83,300	2,207,072
TOTAL SA		121,200	5,794,051
Woodside Petroleum Ltd.		104,600	2,108,890
			26,133,890
Financials 13.3%
Banks 4.4%
Banco Santander SA		432,600	1,834,957
Bank Leumi Le-Israel BM*		360,500	1,298,994
Bank of America Corp.		202,300	2,931,327
Bank of Ireland*		9,003,700	1,862,236
Canadian Imperial Bank of Commerce (b)		21,400	1,625,754
Citigroup, Inc.		69,600	3,049,176
ING Groep NV		361,100	4,037,100
JPMorgan Chase & Co.		86,900	5,558,993
Toronto-Dominion Bank (b)		188,300	8,204,639
Wells Fargo & Co.		121,200	5,813,964
			36,217,140
Capital Markets 1.5%
CI Financial Corp.		240,100	4,908,106
Macquarie Group Ltd.		72,000	4,070,353
Schroders PLC		100,900	3,495,975
			12,474,434
Consumer Finance 0.4%
Discover Financial Services		53,800	3,057,992
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*		49,200	7,098,084
Onex Corp.		64,900	4,028,756
			11,126,840
Insurance 2.6%
Arthur J. Gallagher & Co.		203,200	9,995,408
Marsh & McLennan Companies, Inc.		66,700	4,385,525
RenaissanceRe Holdings Ltd.		56,300	6,616,376
			20,997,309
Real Estate Investment Trusts 2.4%
Federal Realty Investment Trust (REIT)		44,200	7,500,740
Public Storage (REIT)		23,600	5,638,512
Regency Centers Corp. (REIT)		34,600	2,938,578
Two Harbors Investment Corp. (REIT)		404,762	3,541,667
			19,619,497
Real Estate Management & Development 0.4%
Wharf Holdings Ltd.		524,500	3,613,442
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc. (b)		116,300	1,680,535
Health Care 7.4%
Biotechnology 1.5%
CSL Ltd.		46,800	4,196,748
Grifols SA		354,700	7,776,439
			11,973,187
Health Care Equipment & Supplies 1.0%
Medtronic PLC		47,900	4,197,477
Smith & Nephew PLC		241,200	3,967,856
			8,165,333
Health Care Providers & Services 0.9%
DaVita HealthCare Partners, Inc.*		27,800	2,155,612
Henry Schein, Inc.*		27,700	5,013,146
			7,168,758
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.		23,300	1,120,963
Pharmaceuticals 3.9%
Allergan PLC*		7,300	1,846,535
AstraZeneca PLC		51,400	3,433,918
GlaxoSmithKline PLC		204,134	4,560,319
Johnson & Johnson		64,100	8,027,243
Merck & Co., Inc.		78,400	4,598,944
Orion Oyj "B"		91,600	3,751,236
Pfizer, Inc.		121,800	4,493,202
Sanofi		15,808	1,345,826
			32,057,223
Industrials 7.1%
Aerospace & Defense 1.2%
General Dynamics Corp.		12,900	1,894,881
Honeywell International, Inc.		64,500	7,503,285
			9,398,166
Air Freight & Logistics 0.6%
United Parcel Service, Inc. "B"		45,700	4,940,170
Building Products 0.0%
Congoleum Corp.*		11,440	0
Commercial Services & Supplies 0.9%
Quad Graphics, Inc.		64	1,623
Republic Services, Inc.		141,100	7,232,786
			7,234,409
Electrical Equipment 0.0%
Schneider Electric SE		4,000	261,702
Industrial Conglomerates 1.3%
CK Hutchison Holdings Ltd.		272,500	3,189,188
General Electric Co.		169,900	5,290,686
Koninklijke Philips NV		17,631	470,513
Toshiba Corp.*		715,000	1,886,392
			10,836,779
Machinery 1.1%
Atlas Copco AB "B"		109,100	2,790,930
Kawasaki Heavy Industries Ltd.		705,000	2,121,184
Metso Oyj		132,800	3,683,552
			8,595,666
Marine 0.1%
A P Moller-Maersk AS "A"		900	1,176,139
Road & Rail 0.3%
Canadian National Railway Co.		5,200	329,647
MTR Corp., Ltd.		372,900	2,110,011
			2,439,658
Trading Companies & Distributors 1.6%
Marubeni Corp.		740,500	3,492,219
Mitsubishi Corp.		187,400	3,266,437
Mitsui & Co., Ltd.		249,000	2,949,150
Sumitomo Corp.		324,400	3,446,363
			13,154,169
Information Technology 6.4%
Communications Equipment 0.2%
Cisco Systems, Inc.		22,392	683,628
Harris Corp.		11,300	978,806
			1,662,434
Internet Software & Services 1.5%
Alphabet, Inc. "A"*		8,500	6,726,390
Facebook, Inc. "A"*		37,600	4,660,144
Zillow Group, Inc. "C"* (b)		20,900	820,325
			12,206,859
IT Services 1.2%
Computer Sciences Corp.		23,100	1,104,873
Paychex, Inc. (b)		107,000	6,342,960
Visa, Inc. "A" (b)		27,100	2,115,155
			9,562,988
Semiconductors & Semiconductor Equipment 0.7%
ASM Pacific Technology Ltd.		252,600	1,876,984
ASML Holding NV		1,500	165,922
Rohm Co., Ltd.		37,100	1,610,751
STMicroelectronics NV		329,600	2,405,154
			6,058,811
Software 1.6%
Constellation Software, Inc.		8,100	3,297,385
Microsoft Corp.		101,800	5,770,024
The Sage Group PLC		409,300	3,859,527
			12,926,936
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.		77,600	8,086,696
Brother Industries Ltd.		195,700	2,268,958
			10,355,654
Materials 4.3%
Chemicals 3.0%
GEO Specialty Chemicals, Inc.*		57,540	20,490
Israel Chemicals Ltd.		505,700	2,058,143
Koninklijke DSM NV		99,000	6,337,654
Shin-Etsu Chemical Co., Ltd.		13,600	941,544
Solvay SA		41,800	4,337,236
The Israel Corp., Ltd.		13,900	2,379,975
Umicore SA		117,200	6,779,474
Yara International ASA		62,200	2,022,183
			24,876,699
Construction Materials 0.7%
CRH PLC		193,700	5,949,895
Metals & Mining 0.6%
JFE Holdings, Inc.		14,400	191,440
Kobe Steel Ltd.		1,878,000	1,656,491
Sumitomo Metal Mining Co., Ltd.		234,000	2,851,757
			4,699,688
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.4%
AT&T, Inc.		246,700	10,679,643
Telecom Italia SpA (RSP)		675,500	470,118
Verizon Communications, Inc.		153,417	8,500,836
			19,650,597
Wireless Telecommunication Services 0.1%
SoftBank Group Corp.		13,800	771,317
Utilities 2.1%
Electric Utilities 1.7%
Alliant Energy Corp.		189,800	7,639,450
Pinnacle West Capital Corp.		9,000	709,830
Southern Co.		111,801	5,981,354
			14,330,634
Multi-Utilities 0.3%
DTE Energy Co.		29,600	2,886,592
Water Utilities 0.1%
American Water Works Co., Inc.		5,600	462,448
Total Common Stocks (Cost $461,515,335)			490,947,715
Preferred Stocks 0.3%
Consumer Discretionary
Bayerische Motoren Werke (BMW) AG		23,800	1,724,225
Volkswagen AG		7,200	1,012,640
Total Preferred Stocks (Cost $2,954,556)			2,736,865
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $90,209)		506	3,673
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 15.7%
Consumer Discretionary 2.6%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		90,000	92,700
Ally Financial, Inc., 4.125%, 3/30/2020		205,000	210,252
AmeriGas Finance LLC, 7.0%, 5/20/2022		640,000	674,400
APX Group, Inc., 6.375%, 12/1/2019 (b)		125,000	128,125
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		105,000	107,678
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		215,000	205,325
Boyd Gaming Corp., 6.875%, 5/15/2023		105,000	112,481
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		535,000	564,425
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021 (b)		1,390,000	1,386,525
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020		190,000	200,031
144A, 4.908%, 7/23/2025		130,000	143,540
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		121,000	124,025
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022		595,000	615,825
CSC Holdings LLC, 5.25%, 6/1/2024		185,000	176,100
CVS Health Corp., 5.125%, 7/20/2045		230,000	292,529
Dana Holding Corp., 5.5%, 12/15/2024 (b)		170,000	172,338
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	297,612
5.0%, 3/15/2023		845,000	796,412
7.875%, 9/1/2019		1,120,000	1,237,600
Dollar Tree, Inc., 5.75%, 3/1/2023		247,000	266,760
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		380,000	384,875
General Motors Co., 6.6%, 4/1/2036		110,000	136,056
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		185,000	185,969
3.2%, 7/13/2020		420,000	427,917
3.2%, 7/6/2021		255,000	258,809
Global Partners LP, 7.0%, 6/15/2023		260,000	220,350
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		265,000	279,244
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (b)		500,000	495,000
144A, 5.25%, 12/15/2023 (b)		160,000	158,800
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026		205,000	209,612
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		270,000	280,800
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		50,000	48,375
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	151,525
MGM Resorts International:
6.625%, 12/15/2021		1,095,000	1,212,034
6.75%, 10/1/2020		380,000	419,900
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		105,000	108,281
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	162,938
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		80,000	82,600
Quebecor Media, Inc., 5.75%, 1/15/2023		130,000	135,850
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		145,000	151,525
SFR Group SA, 144A, 6.0%, 5/15/2022		700,000	682,500
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		70,000	71,357
Springs Industries, Inc., 6.25%, 6/1/2021		210,000	217,350
Starbucks Corp., 2.45%, 6/15/2026		165,000	170,218
Starz LLC, 5.0%, 9/15/2019		110,000	111,925
The Gap, Inc., 5.95%, 4/12/2021 (b)		680,000	725,168
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,983,475
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,045,000	1,052,921
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		639,000	670,950
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		135,000	142,256
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		265,000	208,025
144A, 8.5%, 10/15/2022		195,000	172,088
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		375,000	374,062
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		200,000	226,328
			21,123,766
Consumer Staples 0.8%
Altria Group, Inc., 9.95%, 11/10/2038		390,000	711,635
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026		225,000	241,579
4.9%, 2/1/2046		310,000	377,617
Aramark Services, Inc., 5.125%, 1/15/2024 (b)		90,000	92,925
Cott Beverages, Inc.:
5.375%, 7/1/2022		575,000	589,375
6.75%, 1/1/2020		250,000	262,187
FAGE International SA, 144A, 9.875%, 2/1/2020		230,000	238,694
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (b)		1,840,000	1,909,000
Kraft Heinz Foods Co., 144A, 4.375%, 6/1/2046 (b)		140,000	152,303
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,000,000	1,102,500
Molson Coors Brewing Co.:
3.0%, 7/15/2026		145,000	148,082
4.2%, 7/15/2046		160,000	168,594
PepsiCo, Inc., 4.45%, 4/14/2046		100,000	120,345
The WhiteWave Foods Co., 5.375%, 10/1/2022		155,000	176,894
			6,291,730
Energy 1.2%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021 (b)		70,000	74,114
5.55%, 3/15/2026 (b)		150,000	163,738
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		440,000	410,300
5.375%, 11/1/2021		190,000	181,925
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022 (b)		65,000	61,100
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		180,000	170,550
ConocoPhillips Co., 4.15%, 11/15/2034		170,000	167,690
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	265,000
Energy Transfer Partners LP, 5.95%, 10/1/2043		110,000	113,847
Ensco PLC, 4.7%, 3/15/2021		180,000	153,000
Halliburton Co.:
3.8%, 11/15/2025		300,000	310,977
4.85%, 11/15/2035		185,000	201,433
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		370,000	349,650
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		150,000	134,895
6.375%, 3/1/2041		50,000	54,271
Korea National Oil Corp., 144A, 2.125%, 4/14/2021		320,000	324,866
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)		210,000	191,100
Memorial Resource Development Corp., 5.875%, 7/1/2022		175,000	175,037
Newfield Exploration Co., 5.375%, 1/1/2026		105,000	100,275
Noble Holding International Ltd., 5.0%, 3/16/2018		60,000	57,798
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (b)		150,000	130,875
ONEOK Partners LP, 3.375%, 10/1/2022		65,000	65,195
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	563,093
Plains All American Pipeline LP, 2.85%, 1/31/2023		280,000	257,934
Range Resources Corp., 4.875%, 5/15/2025 (b)		140,000	133,000
Regency Energy Partners LP, 4.5%, 11/1/2023		150,000	149,768
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,000,000	1,054,224
Rice Energy, Inc., 7.25%, 5/1/2023 (b)		50,000	50,125
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	512,500
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		685,000	707,263
5.625%, 3/1/2025		260,000	265,444
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025		530,000	577,031
Shell International Finance BV, 4.0%, 5/10/2046		150,000	154,293
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		180,000	177,497
Tesoro Logistics LP, 6.375%, 5/1/2024		110,000	115,982
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		985,000	813,856
Williams Partners LP:
4.0%, 11/15/2021		370,000	375,176
6.125%, 7/15/2022		40,000	40,905
WPX Energy, Inc., 8.25%, 8/1/2023		210,000	205,930
			10,011,657
Financials 4.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	564,756
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		70,000	72,450
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	223,282
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		160,000	164,200
American Tower Corp., (REIT), 3.3%, 2/15/2021		70,000	73,598
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021		215,000	216,406
144A, 2.75%, 2/3/2021		230,000	237,725
Apollo Investment Corp., 5.25%, 3/3/2025		250,000	251,527
Ares Capital Corp., 3.875%, 1/15/2020		420,000	436,601
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,012,500
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021 (b)		255,000	262,003
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		990,000	1,034,715
Barclays PLC, 4.375%, 1/12/2026		325,000	336,525
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		500,000	504,750
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		110,000	123,993
BPCE SA, 2.65%, 2/3/2021		305,000	313,998
Branch Banking & Trust Co., 1.45%, 5/10/2019		220,000	220,819
Capital One NA, 2.95%, 7/23/2021		1,090,000	1,131,086
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024 (b)		210,000	198,169
(REIT), 5.25%, 12/1/2023		310,000	307,001
CIT Group, Inc., 5.0%, 5/15/2017		110,000	112,363
Citigroup, Inc., 1.277% **, 5/1/2017		610,000	610,157
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	540,000
Credit Agricole SA, 144A, 2.375%, 7/1/2021		250,000	255,133
Credit Suisse Group Funding Guernsey Ltd., 144A, 3.8%, 6/9/2023		255,000	258,725
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		500,000	491,150
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021		150,000	157,637
(REIT), 3.7%, 6/15/2026		70,000	73,729
CyrusOne LP, (REIT), 6.375%, 11/15/2022		225,000	235,688
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,000,000	1,341,647
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023		690,000	721,278
(REIT), 5.875%, 1/15/2026		120,000	129,300
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		220,000	233,703
Export-Import Bank of India, 144A, 3.375%, 8/5/2026 (d)		4,000,000	4,012,440
FS Investment Corp., 4.75%, 5/15/2022		310,000	315,252
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035		860,000	991,256
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		230,000	236,086
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		360,000	389,846
HSBC Holdings PLC:
3.9%, 5/25/2026		520,000	539,985
6.375%, 12/29/2049		860,000	849,680
International Lease Finance Corp.:
6.25%, 5/15/2019		350,000	383,687
8.75%, 3/15/2017		1,150,000	1,198,875
Jefferies Group LLC, 5.125%, 4/13/2018		330,000	344,655
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		150,000	154,358
Legg Mason, Inc., 5.625%, 1/15/2044		210,000	223,571
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	112,350
Lloyds Banking Group PLC, 4.65%, 3/24/2026		390,000	402,459
Loews Corp., 4.125%, 5/15/2043		180,000	188,537
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		820,000	910,398
Manulife Financial Corp.:
4.9%, 9/17/2020		160,000	176,665
5.375%, 3/4/2046		210,000	256,213
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		55,000	53,729
Morgan Stanley, Series F, 5.625%, 9/23/2019		990,000	1,103,179
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	500,290
Nationwide Building Society, 144A, 2.45%, 7/27/2021		210,000	211,726
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		190,000	208,561
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		260,000	270,229
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019		365,000	367,583
4.5%, 7/17/2025		660,000	685,072
Santander UK PLC, 2.5%, 3/14/2019		270,000	274,381
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		330,000	344,987
Select Income REIT, (REIT), 4.15%, 2/1/2022		260,000	261,791
Societe Generale SA, 144A, 2.625%, 9/16/2020		860,000	888,539
Standard Chartered PLC:
144A, 3.05%, 1/15/2021 (b)		410,000	419,404
144A, 4.05%, 4/12/2026		325,000	333,972
Sumitomo Mitsui Financial Group, Inc.:
2.058%, 7/14/2021		105,000	104,991
2.632%, 7/14/2026		280,000	276,693
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019		120,000	121,031
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		140,000	150,853
The Goldman Sachs Group, Inc., 1.305% **, 6/4/2017		420,000	420,514
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		1,095,000	1,151,119
UBS Group Funding Jersey Ltd., 144A, 4.125%, 4/15/2026		220,000	232,608
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		40,000	41,600
(REIT), 4.875%, 6/1/2026		35,000	36,750
Voya Financial, Inc., 4.8%, 6/15/2046		165,000	169,388
Wells Fargo Bank NA, 1.75%, 5/24/2019		445,000	451,157
			33,613,074
Health Care 1.7%
AbbVie, Inc.:
3.2%, 5/14/2026		175,000	179,489
3.6%, 5/14/2025		200,000	212,089
4.7%, 5/14/2045		250,000	276,117
Actavis Funding SCS, 4.75%, 3/15/2045		160,000	177,260
Actavis, Inc., 3.25%, 10/1/2022		310,000	323,407
Aetna, Inc.:
2.8%, 6/15/2023		120,000	123,510
4.375%, 6/15/2046		155,000	161,326
Alere, Inc., 144A, 6.375%, 7/1/2023		135,000	135,169
Anthem, Inc., 3.3%, 1/15/2023		130,000	136,347
Celgene Corp., 3.875%, 8/15/2025 (b)		380,000	412,262
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		2,000,000	1,720,000
Endo Finance LLC, 144A, 5.375%, 1/15/2023		290,000	251,575
Endo Ltd.:
144A, 6.0%, 7/15/2023		230,000	200,532
144A, 6.0%, 2/1/2025		160,000	138,000
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		350,000	391,262
HCA, Inc.:
5.875%, 2/15/2026 (b)		285,000	304,950
6.5%, 2/15/2020		2,020,000	2,224,525
IMS Health, Inc., 144A, 6.0%, 11/1/2020		160,000	163,066
Johnson & Johnson, 3.7%, 3/1/2046		130,000	150,573
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024 (b)		45,000	46,013
5.875%, 12/1/2023		135,000	142,425
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		370,000	323,750
Stryker Corp.:
3.375%, 11/1/2025		170,000	180,386
3.5%, 3/15/2026		35,000	37,544
4.625%, 3/15/2046		90,000	104,667
Tenet Healthcare Corp.:
4.153% **, 6/15/2020		200,000	198,500
6.25%, 11/1/2018		460,000	488,175
6.75%, 6/15/2023 (b)		420,000	404,250
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/1/2026		770,000	786,880
4.1%, 10/1/2046		415,000	427,322
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		385,000	343,372
144A, 5.875%, 5/15/2023		355,000	295,537
144A, 6.125%, 4/15/2025		1,050,000	871,500
144A, 6.375%, 10/15/2020 (b)		365,000	329,412
144A, 7.5%, 7/15/2021		1,515,000	1,408,950
			14,070,142
Industrials 0.9%
ADT Corp.:
3.5%, 7/15/2022 (b)		220,000	206,525
6.25%, 10/15/2021		225,000	245,531
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,297,220
Cemex Finance LLC, 144A, 9.375%, 10/12/2022 (b)		500,000	551,875
FedEx Corp., 4.55%, 4/1/2046		115,000	129,728
Masonite International Corp., 144A, 5.625%, 3/15/2023		145,000	152,794
Meritor, Inc., 6.75%, 6/15/2021		305,000	292,800
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		140,000	143,173
Nortek, Inc., 8.5%, 4/15/2021		585,000	614,250
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		175,000	177,188
Ply Gem Industries, Inc., 6.5%, 2/1/2022		179,000	178,373
Republic Services, Inc., 2.9%, 7/1/2026		75,000	76,973
SBA Communications Corp., 5.625%, 10/1/2019		130,000	134,225
United Rentals North America, Inc., 7.625%, 4/15/2022		2,260,000	2,414,087
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		185,000	175,750
ZF North America Capital, Inc., 144A, 4.5%, 4/29/2022		440,000	456,500
			7,246,992
Information Technology 0.6%
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		795,000	832,003
Apple, Inc., 3.45%, 2/9/2045		120,000	113,699
Cardtronics, Inc., 5.125%, 8/1/2022		135,000	135,844
CDW LLC, 6.0%, 8/15/2022		325,000	346,938
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		1,465,000	1,530,831
144A, 5.45%, 6/15/2023		120,000	127,096
144A, 8.1%, 7/15/2036		130,000	148,128
eBay, Inc., 3.8%, 3/9/2022		179,000	190,854
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		290,000	307,688
First Data Corp., 144A, 6.75%, 11/1/2020		282,000	293,985
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020		200,000	210,939
144A, 4.9%, 10/15/2025 (b)		280,000	300,276
KLA-Tencor Corp., 4.65%, 11/1/2024		100,000	110,307
Lam Research Corp., 3.9%, 6/15/2026		100,000	107,298
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		175,000	156,625
NXP BV, 144A, 4.625%, 6/1/2023		220,000	227,839
Seagate HDD Cayman, 5.75%, 12/1/2034		230,000	186,645
			5,326,995
Materials 1.3%
Ball Corp., 5.25%, 7/1/2025		225,000	243,000
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		695,000	726,275
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	143,550
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		250,000	277,500
Chemours Co., 6.625%, 5/15/2023 (b)		195,000	168,188
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	261,875
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		410,000	377,405
144A, 7.0%, 2/15/2021		430,000	383,689
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (b)		80,000	77,883
Hexion, Inc., 6.625%, 4/15/2020		315,000	266,175
Novelis, Inc., 8.75%, 12/15/2020		1,225,000	1,277,062
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022 (b)		160,000	138,800
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		3,880,000	4,006,100
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		200,000	214,840
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		205,000	218,837
144A, 8.5%, 6/1/2024		50,000	54,375
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	36,450
144A, 7.5%, 3/15/2022		245,000	194,469
United States Steel Corp., 144A, 8.375%, 7/1/2021 (b)		75,000	81,844
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	126,900
144A, 5.625%, 10/1/2024 (b)		60,000	64,350
Yamana Gold, Inc., 4.95%, 7/15/2024		1,040,000	1,056,550
			10,396,117
Telecommunication Services 1.6%
AT&T, Inc.:
3.4%, 5/15/2025		720,000	745,371
3.8%, 3/15/2022		120,000	129,360
4.125%, 2/17/2026		100,000	108,893
4.5%, 5/15/2035		285,000	300,849
5.65%, 2/15/2047		150,000	178,767
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	841,664
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		395,000	403,888
Series Y, 7.5%, 4/1/2024 (b)		370,000	394,975
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	626,772
144A, 8.25%, 9/30/2020		610,000	556,625
Frontier Communications Corp.:
6.875%, 1/15/2025		415,000	363,951
7.125%, 1/15/2023		940,000	871,850
8.5%, 4/15/2020		1,645,000	1,770,020
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (b)		357,000	340,935
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026 (b)		180,000	188,325
5.375%, 8/15/2022		830,000	871,500
5.375%, 5/1/2025		210,000	220,500
6.125%, 1/15/2021 (b)		525,000	546,656
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020 (b)		245,000	260,006
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,312,443
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		316,000	338,120
6.625%, 11/15/2020 (b)		540,000	556,200
Verizon Communications, Inc.:
2.625%, 8/15/2026 (d)		165,000	164,736
3.5%, 11/1/2024 (b)		260,000	280,158
4.672%, 3/15/2055		280,000	290,819
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		250,000	255,613
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	216,170
Zayo Group LLC, 6.375%, 5/15/2025		265,000	277,256
			13,412,422
Utilities 0.9%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026 (d)		400,000	396,324
Calpine Corp.:
5.375%, 1/15/2023 (b)		340,000	339,150
5.75%, 1/15/2025 (b)		110,000	109,863
Dynegy, Inc., 7.625%, 11/1/2024 (b)		485,000	470,450
Electricite de France SA, 144A, 4.75%, 10/13/2035		250,000	275,562
Majapahit Holding BV, 144A, 7.75%, 1/20/2020		4,000,000	4,605,000
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		175,000	161,446
NRG Energy, Inc., 6.25%, 5/1/2024		870,000	859,125
Southern Co., 3.25%, 7/1/2026		290,000	303,282
			7,520,202
Total Corporate Bonds (Cost $128,256,246)			129,013,097
Asset-Backed 0.5%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 5.283% **, 1/17/2024		2,000,000	2,000,402
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,092,784	1,084,722
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		1,378,913	1,369,998
Total Asset-Backed (Cost $4,394,276)			4,455,122
Mortgage-Backed Securities Pass-Throughs 1.0%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		55,180	62,860
Federal National Mortgage Association:
3.5%, 3/1/2046		7,860,509	8,159,175
6.5%, with various maturities from 4/1/2017 until 6/1/2017		26,981	27,274
Government National Mortgage Association, 6.5%, 8/20/2034		81,832	98,520
Total Mortgage-Backed Securities Pass-Throughs (Cost $8,313,084)			8,347,829
Commercial Mortgage-Backed Securities 1.2%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.23% **, 12/15/2040		2,500,000	2,490,735
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,450,000	1,615,256
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.549% ***, 12/25/2024		7,472,503	292,150
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,500,627	2,457,909
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,185,000	2,339,936
"A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	214,908
Total Commercial Mortgage-Backed Securities (Cost $9,127,763)			9,410,894
Collateralized Mortgage Obligations 2.3%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.603% **, 9/25/2028		1,844,947	1,870,559
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		736,665	599,587
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		1,645,929	135,837
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		670,626	35,146
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,575,355	234,986
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		3,333,198	267,001
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,004,113	89,198
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		409,731	38,328
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		6,723,898	1,203,594
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		2,322,117	252,598
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		2,847,546	195,562
"SP", Series 4047, Interest Only, 6.169% ***, 12/15/2037		1,875,316	196,211
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	934,365
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,732,257	242,596
"JZ", Series 2012-4, 4.0%, 9/25/2041		3,045,318	3,704,201
"KZ", Series 2010-134, 4.5%, 12/25/2040		788,739	862,910
"Z", Series 2011-149, 4.5%, 1/25/2042		847,245	959,297
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		458,733	86,956
"PI", Series 2006-20, Interest Only, 6.192% ***, 11/25/2030		2,138,857	309,163
Government National Mortgage Association:
"GC", Series 2010-101, 4.0%, 8/20/2040		1,500,000	1,698,848
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,966,258	183,430
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		1,196,987	115,565
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		207,001	2,330
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		351,432	26,851
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		2,347,490	249,002
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		194,822	22,813
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,717,070
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		805,867	21,865
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		263,159	29,952
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,226,140	180,783
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		387,708	34,405
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,185,966	188,878
"AI", Series 2007-38, Interest Only, 5.978% ***, 6/16/2037		276,116	42,417
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		932,702	137,503
"SC", Series 2002-33, Interest Only, 6.918% ***, 5/16/2032		702,756	142,806
Total Collateralized Mortgage Obligations (Cost $17,622,563)			19,012,613
Government & Agency Obligations 11.0%
Other Government Related (e) 0.2%
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		600,000	593,250
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		375,000	413,438
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		900,000	959,927
			1,966,615
Sovereign Bonds 4.4%
Dominican Republic, 144A, 6.875%, 1/29/2026		400,000	449,000
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	4,020,000,000	339,130
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	401,032
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		800,000	849,040
Republic of Angola, 144A, 9.5%, 11/12/2025		450,000	428,715
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	738,262
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		500,000	533,750
Republic of Hungary:
6.25%, 1/29/2020		4,000,000	4,457,264
Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	372,679
Republic of Namibia, 144A, 5.25%, 10/29/2025		250,000	260,987
Republic of Panama:
3.75%, 3/16/2025		1,220,000	1,296,250
3.875%, 3/17/2028		750,000	806,250
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	335,250
Republic of Philippines, 3.7%, 3/1/2041		400,000	459,819
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	228,500
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	1,021,528
144A, 5.75%, 1/18/2022		525,000	542,263
144A, 6.825%, 7/18/2026		1,065,000	1,109,362
144A, 6.85%, 11/3/2025		1,050,000	1,105,679
Republic of Uruguay, 5.1%, 6/18/2050		130,000	131,625
United Mexican States:
4.6%, 1/23/2046		2,100,000	2,210,250
Series M 10, 8.5%, 12/13/2018	MXN	70,000,000	3,993,345
Series M 20, 10.0%, 12/5/2024	MXN	202,880,000	13,774,243
			35,844,223
U.S. Government Sponsored Agency 0.6%
Tennessee Valley Authority, 4.25%, 9/15/2065		3,969,000	4,769,317
U.S. Treasury Obligations 5.8%
U.S. Treasury Bills:
0.28% ****, 12/1/2016 (f)		445,000	444,558
0.285% ****, 12/1/2016 (f)		340,000	339,662
0.345% ****, 8/11/2016 (f)		1,381,000	1,380,945
0.44% ****, 12/1/2016 (f)		156,000	155,845
U.S. Treasury Bonds:
2.5%, 2/15/2046		705,000	751,899
3.0%, 11/15/2045		80,000	94,165
3.125%, 8/15/2044		323,000	388,420
3.625%, 2/15/2044		462,000	607,440
5.375%, 2/15/2031		1,850,000	2,758,596
U.S. Treasury Notes:
0.75%, 4/30/2018		19,000,000	19,025,232
1.0%, 8/31/2016 (b) (g) (h)		18,679,000	18,691,328
1.0%, 9/30/2016		1,000,000	1,001,195
1.375%, 4/30/2021		335,000	340,418
1.625%, 5/15/2026		1,435,000	1,456,468
			47,436,171
Total Government & Agency Obligations (Cost $88,780,561)			90,016,326
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, Cash, 7.5% PIK, 10/30/2018 (Cost $659,604)		659,173	665,606
Loan Participations and Assignments 2.0%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022		3,599	3,615
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,666	3,675
Avis Budget Car Rental LLC, Term Loan, 3.25%, 3/15/2022		1,465,909	1,474,455
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		1,904	1,912
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		2,336,990	2,356,702
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		1,500,000	1,508,813
FCA U.S. LLC, Term Loan B, 3.25%, 12/31/2018		582,217	583,915
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		1,811,681	1,819,091
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		1,110,940	1,108,718
Outfront Media Capital LLC, Term Loan B, 3.0%, 2/1/2021		1,331,250	1,332,914
Pinnacle Foods Finance LLC:
Term Loan G, 3.25%, 4/29/2020		1,980	1,985
Term Loan H, 3.25%, 4/29/2020		1,631,937	1,635,886
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		914,557	916,272
SBA Senior Financial II LLC, Term Loan B1, 3.25%, 3/24/2021		725,696	727,238
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,245,968	1,251,263
TransDigm, Inc., Term Loan F, 3.75%, 6/9/2023		1,310,240	1,303,688
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		2,205	2,215
Total Loan Participations and Assignments (Cost $16,213,854)			16,032,357
Municipal Bonds and Notes 0.1%
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033 (Cost $714,054)		620,000	762,092
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $74,204)		141,000	118,792
		Shares	Value ($)
Exchange-Traded Funds 4.7%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		190,000	16,227,900
SPDR Dow Jones REIT ETF (b)		215,800	22,397,882
Total Exchange-Traded Funds (Cost $35,238,541)			38,625,782
Securities Lending Collateral 8.3%
Daily Assets Fund "Capital Shares", 0.50% (i) (j) (Cost $67,848,262)		67,848,262	67,848,262
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 0.38% (i) (Cost $20,702,657)		20,702,657	20,702,657
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $862,505,769) †		109.5	898,699,682
Other Assets and Liabilities, Net		(9.5)	(77,931,226)
Net Assets		100.0	820,768,456

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	233,333	233,333	0

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
***	These securities are shown at their current rate as of July 31, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $864,461,069. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $34,238,613. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,791,519 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,552,906.
(a)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	9,378	5,542	0.00

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $65,881,199, which is 8.0% of net assets.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued security.
(e) Government-backed debt issued by financial companies or government sponsored enterprises.
(f) At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h) At July 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2016	269	35,789,609	93,896
Ultra Long U.S. Treasury Bond	USD	9/21/2016	295	56,206,719	3,656,920
United Kingdom Long Gilt Bond	GBP	9/28/2016	114	19,756,856	259,954
Total unrealized appreciation					4,010,770

At July 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($) (k)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation Depreciation ($)
6/20/2021	1,400,000[1]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0% **, 3/3/2017, BBB+	117,471	135,064	(17,593)
6/20/2021	2,020,000[2]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0% **, 3/3/2017, BBB+	169,863	220,146	(50,283)
6/20/2021	3,300,000[1]	EUR	1.0%	UniCredit SpA 0.657% **, 4/10/2017, BBB+	276,692	505,359	(228,667)
Total net unrealized depreciation						(296,543)

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At July 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5/9/2016 5/9/2026	8,800,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(978,853)	(882,345)
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(93,890)	(86,143)
7/13/2016 7/13/2046	13,500,000	Fixed — 2.22%	Floating — 3-Month LIBOR	(1,652,821)	(1,652,821)
12/4/2015 12/4/2045	19,000,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(4,193,143)	(3,789,911)
12/21/2016 12/21/2046	11,700,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(1,113,594)	—
12/16/2015 9/16/2020	20,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	1,173,393	1,181,321
Total net unrealized depreciation				(5,229,899)

Counterparties:
1	Credit Suisse
2	HSBC
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2016 is 0.76%.
At July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	34,073,000	USD	38,430,255	8/2/2016	336,625	Barclays Bank PLC
MXN	87,043,200	USD	4,919,232	8/5/2016	278,408	Citigroup, Inc.
USD	2,573,194	ZAR	40,660,000	8/5/2016	354,153	Morgan Stanley
USD	5,905,585	BRL	21,800,000	8/22/2016	771,487	BNP Paribas
USD	3,227,620	AUD	4,400,000	8/23/2016	114,034	Australia & New Zealand Banking Group Ltd.
USD	31,733,553	JPY	3,310,000,000	9/21/2016	766,952	Canadian Imperial Bank of Commerce
USD	34,311,512	JPY	3,496,000,000	9/26/2016	22,760	Bank of America
USD	6,609,924	EUR	5,970,000	9/27/2016	80,216	Nomura International PLC
USD	3,229,740	ZAR	49,000,000	9/27/2016	261,543	BNP Paribas
USD	31,540,663	EUR	28,373,602	9/28/2016	257,033	Canadian Imperial Bank of Commerce
USD	5,079,509	EUR	4,570,000	9/28/2016	41,993	Danske Bank AS
USD	36,676,111	EUR	32,943,601	9/28/2016	243,087	Citigroup, Inc.
USD	69,360,974	EUR	62,765,000	10/3/2016	994,855	Barclays Bank PLC
USD	29,868,014	JPY	3,162,500,000	10/13/2016	1,211,479	Canadian Imperial Bank of Commerce
USD	3,339,259	RUB	225,400,000	10/28/2016	4,239	Nomura International PLC
Total unrealized appreciation					5,738,864
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	39,413,432	EUR	34,073,000	8/2/2016	(1,319,801)	UBS AG
USD	608,618	MXN	11,400,000	8/5/2016	(812)	Citigroup, Inc.
ZAR	40,660,000	USD	2,763,743	8/5/2016	(163,605)	JPMorgan Chase Securities, Inc.
BRL	21,800,000	USD	5,970,304	8/22/2016	(706,768)	BNP Paribas
AUD	8,800,000	USD	6,524,804	8/23/2016	(158,505)	Macquarie Bank Ltd.
AUD	12,700,000	USD	9,503,365	8/23/2016	(141,865)	Australia & New Zealand Banking Group Ltd.
JPY	3,310,000,000	USD	31,845,908	9/21/2016	(654,597)	Canadian Imperial Bank of Commerce
JPY	1,748,000,000	USD	16,546,763	9/26/2016	(620,374)	Canadian Imperial Bank of Commerce
JPY	1,748,000,000	USD	16,551,228	9/26/2016	(615,908)	Barclays Bank PLC
ZAR	49,000,000	USD	3,330,270	9/27/2016	(161,012)	BNP Paribas
EUR	5,970,000	USD	6,587,597	9/27/2016	(102,544)	Nomura International PLC
EUR	65,887,203	USD	73,131,172	9/28/2016	(707,225)	Barclays Bank PLC
EUR	28,450,000	USD	31,758,166	10/3/2016	(132,591)	Barclays Bank PLC
EUR	34,315,000	USD	38,248,576	10/3/2016	(216,496)	Citigroup, Inc.
JPY	1,581,250,000	USD	15,495,007	10/13/2016	(44,739)	Canadian Imperial Bank of Commerce
JPY	1,581,250,000	USD	15,493,413	10/13/2016	(46,333)	Barclays Bank PLC
GBP	1,060,000	USD	1,391,143	10/21/2016	(13,662)	Citigroup, Inc.
MXN	130,600,000	USD	6,885,429	10/28/2016	(16,667)	Barclays Bank PLC
EUR	64,340,000	USD	70,972,167	10/28/2016	(1,225,263)	Barclays Bank PLC
MXN	130,550,000	USD	6,849,603	10/28/2016	(49,852)	Bank of America
TWD	97,200,000	USD	2,992,509	11/30/2016	(59,625)	Nomura International PLC
TWD	97,200,000	USD	3,022,167	12/22/2016	(31,469)	Nomura International PLC
TWD	97,200,000	USD	2,995,378	12/29/2016	(58,737)	Nomura International PLC
Total unrealized depreciation					(7,248,450)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$26,088,582	$12,618,111	$5,542	$38,712,235
Consumer Staples	62,127,356	5,257,734	—	67,385,090
Energy	5,265,840	25,873,487	—	31,139,327
Financials	88,574,132	20,213,057	—	108,787,189
Health Care	31,453,122	29,032,342	—	60,485,464
Industrials	27,193,078	30,843,780	0	58,036,858
Information Technology	40,586,386	12,187,296	—	52,773,682
Materials	—	35,505,792	20,490	35,526,282
Telecommunication Services	18,016,592	2,405,322	—	20,421,914
Utilities	17,679,674	—	—	17,679,674
Preferred Stocks	—	2,736,865	—	2,736,865
Warrant	—	—	3,673	3,673
Fixed Income Investments (m)
Corporate Bonds	—	129,013,097	—	129,013,097
Asset-Backed	—	4,455,122	—	4,455,122
Mortgage-Backed Securities Pass-Throughs	—	8,347,829	—	8,347,829
Commercial Mortgage-Backed Securities	—	9,410,894	—	9,410,894
Collateralized Mortgage Obligations	—	19,012,613	—	19,012,613
Government & Agency Obligations	—	90,016,326	—	90,016,326
Convertible Bond	—	—	665,606	665,606
Loan Participations and Assignments	—	16,032,357	0	16,032,357
Municipal Bonds and Notes	—	762,092	—	762,092
Preferred Security	—	118,792	—	118,792
Equity - Exchange-Traded Funds	38,625,782	—	—	38,625,782
Short-Term Investments (m)	88,550,919	—	—	88,550,919
Derivatives (n)
Futures Contracts	4,010,770	—	—	4,010,770
Interest Rate Swap Contracts	—	1,181,321	—	1,181,321
Forward Foreign Currency Exchange Contracts	—	5,738,864	—	5,738,864
Total	$448,172,233	$460,763,092	$695,311	$909,630,636
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Credit Default Swap Contracts	$—	$(296,543)	$—	$(296,543)
Interest Rate Swap Contracts	—	(6,411,220)	—	(6,411,220)
Forward Foreign Currency Exchange Contracts	—	(7,248,450)	—	(7,248,450)
Total	$—	$(13,956,213)	$—	$(13,956,213)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ (296,543)	$ —
Foreign Exchange Contracts	$ —	$ —	$ (1,509,586)
Interest Rate Contracts	$ 4,010,770	$ (5,229,899)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016